American Funds Short-Term Tax-Exempt Bond Fund® Limited Term Tax-Exempt Bond Fund of America® Prospectus Supplement July 1, 2022 (for prospectus dated October 1, 2021, as supplemented to date)

1. The table under the heading “Portfolio managers” in the “Management” section of the American Funds Short-Term Tax-Exempt Bond Fund prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark Marinella President	3 years	Partner – Capital Fixed Income Investors
Vikas Malhotra Vice President	1 year	Vice President – Capital Fixed Income Investors

2. The table under the heading “Portfolio managers” in the “Management” section of the Limited Term Tax-Exempt Bond Fund of America prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark Marinella President	3 years	Partner – Capital Fixed Income Investors
Vikas Malhotra Vice President	1 year	Vice President – Capital Fixed Income Investors

3. The information under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Vikas Malhotra	Investment professional for 11 years in total; 6 years with Capital Research and Management Company or affiliate
American Funds Short-Term Tax-Exempt Bond Fund		1 year	Serves as a fixed income portfolio manager
Limited Term Tax-Exempt Bond Fund of America		1 year (plus 1 year of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Mark Marinella	Investment professional for 36 years in total; 8 years with Capital Research and Management Company or affiliate
American Funds Short-Term Tax-Exempt Bond Fund		3 years	Serves as a fixed income portfolio manager
Limited Term Tax-Exempt Bond Fund of America		3 years	Serves as a fixed income portfolio manager
The Tax-Exempt Fund of California		3 years	Serves as a fixed income portfolio manager
Chad M. Rach	Investment professional for 28 years in total; 17 years with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		5 years (plus 12 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
American High-Income Municipal Bond Fund		10 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Jerome Solomon	Investment professional for 29 years in total; 13 years with Capital Research and Management Company or affiliate
American High-Income Municipal Bond Fund		4 years (plus 8 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
American Funds Tax-Exempt Fund of New York		9 years	Serves as a fixed income portfolio manager
Courtney K. Wolf	Investment professional for 16 years, all with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		3 years (plus 8 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
American High-Income Municipal Bond Fund		Less than 1 year (plus 9 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Karl J. Zeile	Investment professional for 30 years in total; 22 years with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		18 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
The Tax-Exempt Fund of California		18 years	Serves as a fixed income portfolio manager
American Funds Tax-Exempt Fund of New York		11 years	Serves as a fixed income portfolio manager

Keep this supplement with your prospectus.

Lit. No. MFGEBS-522-0722P Printed in USA CGD/TM/10039-S92173

American Funds Short-Term Tax-Exempt Bond Fund® Limited Term Tax-Exempt Bond Fund of America® Prospectus Supplement July 1, 2022 (for prospectus dated October 1, 2021, as supplemented to date)

1. The table under the heading “Portfolio managers” in the “Management” section of the American Funds Short-Term Tax-Exempt Bond Fund prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark Marinella President	3 years	Partner – Capital Fixed Income Investors
Vikas Malhotra Vice President	1 year	Vice President – Capital Fixed Income Investors

2. The table under the heading “Portfolio managers” in the “Management” section of the Limited Term Tax-Exempt Bond Fund of America prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark Marinella President	3 years	Partner – Capital Fixed Income Investors
Vikas Malhotra Vice President	1 year	Vice President – Capital Fixed Income Investors

3. The information under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Vikas Malhotra	Investment professional for 11 years in total; 6 years with Capital Research and Management Company or affiliate
American Funds Short-Term Tax-Exempt Bond Fund		1 year	Serves as a fixed income portfolio manager
Limited Term Tax-Exempt Bond Fund of America		1 year (plus 1 year of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Mark Marinella	Investment professional for 36 years in total; 8 years with Capital Research and Management Company or affiliate
American Funds Short-Term Tax-Exempt Bond Fund		3 years	Serves as a fixed income portfolio manager
Limited Term Tax-Exempt Bond Fund of America		3 years	Serves as a fixed income portfolio manager
Chad M. Rach	Investment professional for 28 years in total; 17 years with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		5 years (plus 12 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
American High-Income Municipal Bond Fund		10 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Jerome Solomon	Investment professional for 29 years in total; 13 years with Capital Research and Management Company or affiliate
American High-Income Municipal Bond Fund		4 years (plus 8 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Courtney K. Wolf	Investment professional for 16 years, all with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		3 years (plus 8 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
American High-Income Municipal Bond Fund		Less than 1 year (plus 9 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Karl J. Zeile	Investment professional for 30 years in total; 22 years with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		18 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager

Keep this supplement with your prospectus.

Lit. No. MFGEBS-524-0722O CGD/10039-S92258

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®

Statement of Additional
Information Supplement

July 1, 2022

(for statement of additional information dated October 1, 2021 as supplemented to date)

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America is amended to read as follows. Footnotes to the table in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
American Funds Short-Term Tax-Exempt Bond Fund
Mark Marinella	$100,001– $500,000	6	$12.7	None	452	$4.76
Vikas Malhotra	$100,001– $500,000	1	$6.9	None	1	$1.50
Limited Term Tax-Exempt Bond Fund of America
Mark Marinella	$100,001– $500,000	6	$6.9	None	452	$4.76
Vikas Malhotra	$100,001– $500,000	1	$1.9	None	1	$1.50

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-523-0722O  CGD/10149-S92174